Policyholder Liabilities - Reconciliation of Market Risk Benefits in an Asset Position and in a Liability Position (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Market Risk Benefit [Line Items]
Asset	$ 640,681	$ 250,046
Liability	36,066	93,115
Net Asset	604,615	156,931
Fixed Index Annuities
Market Risk Benefit [Line Items]
Asset	629,611	250,046
Liability	35,652	93,115
Net Asset	593,959	156,931
Fixed Rate Annuities
Market Risk Benefit [Line Items]
Asset	11,070	0
Liability	414	0
Net Asset	$ 10,656	$ 0